Tax expense (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income taxes paid (refund) [abstract]
Profit before tax	£ 3,530	£ 3,283
UK corporation tax thereon at 23.5 per cent (2022: 19.0 per cent)	(830)	(624)
Impact of surcharge on banking profits	(130)	(168)
Non-deductible costs: conduct charges	(2)	(4)
Other non-deductible costs	(40)	(3)
Non-taxable income	1	35
Tax relief on coupons on other equity instruments	38	0
Tax-exempt gains on disposals	22	0
Tax losses where no deferred tax recognised	0	(4)
Remeasurement of deferred tax due to rate changes	(1)	(16)
Differences in overseas tax rates	(1)	(44)
Adjustments in respect of prior years	3	(14)
Tax expense	£ (940)	£ (842)
UK corporation tax rate	23.50%	19.00%